Retirement Plans (Details 14) (Other Postretirement Benefit Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Postretirement Benefit Plans, Defined Benefit [Member]
Change in the projected benefit obligation of pension and other employee benefit plans
Projected benefit obligation, beginning of year	$ 311	$ 319
Service cost	4	5	6
Interest cost	14	16	17
Benefits paid	(17)	(18)
Actuarial (gain) loss	(2)	(5)
Curtailment gains	0	(6)
Net change	(1)	(8)
Projected benefit obligation, end of year	$ 310	$ 311	$ 319